Stock-based compensation (Share Units Plan) (Details) - Share Units Plan	12 Months Ended
Dec. 31, 2025
PSU-ROIC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years in the plan period over which the units will vest	3 years
PSU-ROIC | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor	0.00%
PSU-ROIC | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor	200.00%
PSU-TSR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years in the plan period over which the units will vest	3 years
PSU-TSR | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor	0.00%
PSU-TSR | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor	200.00%